Property, Equipment and Intangible Assets - Summary of Components of Property, Equipment and Intangible Assets (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	₸ 131,840
Property, equipment and intangible assets	174,346	₸ 131,840
At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	195,111	134,711
Additions	49,049	64,702
Acquisitions of subsidiaries	25,496
Disposals	(5,932)	(4,302)
Property, equipment and intangible assets	263,724	195,111
Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	63,271	49,610
Charge for the year	26,099	17,201
Acquisitions of subsidiaries	513
Disposals	(505)	(3,540)
Property, equipment and intangible assets	89,378	63,271
Intangible assets
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	15,303
Property, equipment and intangible assets	31,617	15,303
Intangible assets | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	31,519	27,152
Additions	4,744	5,446
Acquisitions of subsidiaries	20,255
Disposals	(3,530)	(1,079)
Property, equipment and intangible assets	52,988	31,519
Intangible assets | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	16,216	13,010
Charge for the year	5,338	4,191
Disposals	(183)	(985)
Property, equipment and intangible assets	21,371	16,216
Buildings and Construction
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	54,717
Property, equipment and intangible assets	70,087	54,717
Buildings and Construction | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	64,517	42,266
Additions	18,019	23,084
Acquisitions of subsidiaries	12
Disposals	(59)	(836)
Transfers		3
Property, equipment and intangible assets	82,489	64,517
Buildings and Construction | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	9,800	8,357
Charge for the year	2,658	2,258
Acquisitions of subsidiaries	1
Disposals	(57)	(815)
Property, equipment and intangible assets	12,402	9,800
Furniture And Equipment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	61,739
Property, equipment and intangible assets	70,668	61,739
Furniture And Equipment | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	98,994	65,267
Additions	24,258	36,117
Acquisitions of subsidiaries	5,229
Disposals	(2,208)	(2,387)
Transfers		(3)
Property, equipment and intangible assets	126,273	98,994
Furniture And Equipment | Accumulated depreciation and impairment
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	37,255	28,243
Charge for the year	18,103	10,752
Acquisitions of subsidiaries	512
Disposals	(265)	(1,740)
Property, equipment and intangible assets	55,605	37,255
Construction In Progress
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	81
Property, equipment and intangible assets	1,974	81
Construction In Progress | At initial/revalued cost
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property, equipment and intangible assets	81	26
Additions	2,028	55
Disposals	(135)
Property, equipment and intangible assets	₸ 1,974	₸ 81